Debt - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt, due in 2016	$ 11,000,000
Long-term debt, due in 2017	220,600,000
Long-term debt, due in 2018	10,300,000
Long-term debt, due in 2019	1,300,000
Long-term debt, due in 2020	1,300,000
Long-term debt, thereafter	2,000,000
Capital leases, due in 2016	2,600,000
Capital leases, due in 2017	2,800,000
Capital leases, due in 2018	2,500,000
Capital leases, due in 2019	1,300,000
Capital leases, due in 2020	1,300,000
Capital leases, thereafter	2,000,000
Cash paid for interest	14,400,000	$ 13,200,000	$ 12,900,000
Capitalized interest expense	3,100,000	$ 4,000,000	$ 3,200,000
Maximum borrowing capacity under the credit agreement	150,000,000
Letters of credit outstanding	11,400,000
Availability under the facility	54,700,000
Aggregate other debt default amount to violate covenant, minimum	$ 50,000,000
Covenant conditions of the credit facility	The company is required to maintain a minimum fixed charge coverage ratio if the availability under the credit facility falls below the greater of 12.5% of the lenders’ commitments under the facility and $18.75 million. The credit agreement allows the company to pay dividends on its capital stock in an amount up to $22.5 million per year unless the company is in default and to, among other things, repurchase its equity, prepay other debt, incur other debt or liens, dispose of assets and make acquisitions, loans and investments, provided the company complies with certain requirements and limitations set forth in the agreement.
Credit Facility, interest rate	2.20%
Maximum
Debt Instrument [Line Items]
Availability under the facility	$ 18,750,000
Percentage of lenders' commitments under facility	12.50%
Dividends on capital stock	$ 22,500,000
Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity under the credit agreement	100,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Borrowings outstanding	$ 65,000,000